Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Prepayment and Other Current Assets, Net [Abstract]
Schedule of Other Current Assets	Other current assets mainly consist of the prepaid tax, the prepaid services for maintenance of online trading system, the advertising and promotional services, prepaid financial advisory and banking services, as well as other current assets.
	December 31, 2023	December 31, 2022
Deposit	$5,557	$5,557
Other current assets	6,829,212	-
Less: allowance for doubtful accounts	-	-
Subtotal	6,834,769	5,557
Less: Prepayment and other current assets, net – discontinued operations	-	-
Prepayment and other current assets, net	$6,834,769	$5,557